SEGMENT INFORMATION - Income by similar group of products or services (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
SEGMENT INFORMATION
Revenue	$ 46,853,369	$ 160,308,979	$ 133,491,118	$ 41,027,474
Seed and integrated products
SEGMENT INFORMATION
Revenue	9,021,171	25,295,755	26,751,121	14,306,661
Crop protection
SEGMENT INFORMATION
Revenue	31,191,970	89,919,460	77,655,672	21,493,419
Crop nutrition
SEGMENT INFORMATION
Revenue	6,640,228	45,093,764	29,084,325	5,227,394
Seeds, royalties & licenses | Seed and integrated products
SEGMENT INFORMATION
Revenue	2,394,927	3,846,991	3,771,579	4,287,978
Packs | Seed and integrated products
SEGMENT INFORMATION
Revenue	6,626,244	21,448,764	22,979,542	10,018,683
Adjuvants | Crop protection
SEGMENT INFORMATION
Revenue	15,008,963	41,854,730	39,931,915	12,526,504
Insecticides & fungicides | Crop protection
SEGMENT INFORMATION
Revenue	9,914,886	12,655,985	14,087,260	2,059,936
Other | Crop protection
SEGMENT INFORMATION
Revenue	6,268,121	35,408,745	23,636,497	6,906,979
Inoculants | Crop nutrition
SEGMENT INFORMATION
Revenue	4,245,712	18,644,673	14,352,761	2,098,826
Fertilizers | Crop nutrition
SEGMENT INFORMATION
Revenue	$ 2,394,516	$ 26,449,091	$ 14,731,564	$ 3,128,568